DEBT AND CREDIT SOURCES - New 1L Notes (Details) $ / shares in Units, share in Millions					1 Months Ended	12 Months Ended
		Jun. 20, 2024 USD ($) $ / shares share shares	Aug. 17, 2022 USD ($) d $ / shares	Jul. 17, 2020 d	Apr. 30, 2021 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jan. 01, 2023 USD ($)	Aug. 30, 2024 $ / shares	May 31, 2024 USD ($)
Debt Instrument [Line Items]
Threshold trading days | d				60
Net proceeds from issuance of ordinary shares					$ 169,700,000	$ 96,446,000	$ 193,491,000	$ 0
Remeasurement loss on warrants						4,966,000	0	$ 0
Convertible debt	[1]					273,766,000	385,558,000
Zhonghuan Singapore Investment and Development Pte. Ltd. (“TZE SG”)
Debt Instrument [Line Items]
Issuance of common stock through exercise of warrants (in shares) | shares		1,345,663
Maxeon | Zhonghuan Singapore Investment and Development Pte. Ltd. (“TZE SG”)
Debt Instrument [Line Items]
Percentage of ownership after transaction		23.53%
Convertible debt
Debt Instrument [Line Items]
Convertible notes						306,958,000	207,000,000
Assets pledged as collateral						351,100,000
New 1L Notes and Investor Warrants | Convertible debt
Debt Instrument [Line Items]
Convertible notes		$ 97,500,000
Existing 1L Notes
Debt Instrument [Line Items]
Convertible debt						166,200,000	190,900,000
Existing 1L Notes | Level 3
Debt Instrument [Line Items]
Convertible debt, fair value						136,600,000
Existing 1L Notes | Convertible debt
Debt Instrument [Line Items]
Convertible notes			$ 207,000,000.0			209,500,000	207,000,000.0			$ 25,000,000
Interest rate percentage		7.50%	7.50%
Interest percentage, interest paid in cash		0.0750	0.035
Interest percentage, interest paid in cash and in-kind		0.0850	0.040
Conversion price (USD per share) | $ / shares			$ 23.13
Unamortized debt issuance cost						43,300,000	16,100,000
If-converted value (below) in excess of principal						(111,200,000)	(142,800,000)
New 1L Notes
Debt Instrument [Line Items]
Convertible debt						68,700,000
New 1L Notes | Level 3
Debt Instrument [Line Items]
Convertible debt, fair value						65,500,000
New 1L Notes | Convertible debt
Debt Instrument [Line Items]
Convertible notes		$ 72,000,000					$ 97,500,000
Interest rate percentage		9.00%
Interest percentage, interest paid in cash		0.060
Interest percentage, interest paid in cash and in-kind		0.030
Conversion price (USD per share) | $ / shares		$ 164.22							$ 16.08
Threshold percentage of stock price trigger			130.00%
Threshold trading days | d			30
Unamortized debt issuance cost						30,300,000
If-converted value (below) in excess of principal						(51,800,000)
New 1L Notes | Convertible debt | Minimum
Debt Instrument [Line Items]
Threshold trading days | d			20
New 1L Notes | Convertible debt | Zhonghuan Singapore Investment and Development Pte. Ltd. (“TZE SG”)
Debt Instrument [Line Items]
Consideration paid to third-party		$ 2,500,000
Investor warrants
Debt Instrument [Line Items]
Remeasurement loss on warrants						$ (1,300,000)
Investor warrants | Convertible debt
Debt Instrument [Line Items]
Convertible notes		$ 25,500,000
Investor warrants | Convertible debt | Number of shares
Debt Instrument [Line Items]
Measurement input | share		1.2
Investor warrants | Convertible debt | Share price
Debt Instrument [Line Items]
Measurement input | $ / shares		23.00
Investor warrants | New 1L Notes
Debt Instrument [Line Items]
Exercise price of warrants (in USD per share) | $ / shares		$ 1
Number of securities called by warrants (in number of shares) | shares		1,345,663
Issuance of common stock through exercise of warrants (in shares) | shares		1,345,663
Net proceeds from issuance of ordinary shares		$ 1,300,000

[1]	In fiscal year 2023, we had related-party balances for transactions with TCL Zhonghuan Renewable Energy Technology Co. Ltd, SunPower and TotalEnergies S.E. and its affiliates as well as unconsolidated entities in which we have a direct equity investment. Due to the step-up investment by TZE SG in August 2024, SunPower and TotalEnergies S.E. and its affiliates are no longer a related party to the Company and the related party balance as of December 31, 2024 relates to that with TCL Zhonghuan Renewal Energy Co. Ltd and its affiliates. These related-party balances are recorded within the “Accounts receivable, net,” “Prepaid expenses and other current assets,” “Other long-term assets,” “Accounts payable,” “Accrued liabilities,” “Contract liabilities, current portion,” “Contract liabilities, net of current portion,” “Convertible debt,” and “Other long-term liabilities” financial statement line items in our Consolidated Balance Sheets (see Note 3, Note 4, Note 6, Note 10 and Note 11).